UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         November 13, 2008
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        93
Form 13F Information Table Value Total:        $275,694


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     5388    78869 SH       SOLE                    78869
AT&T Inc.                      COM              00206R102      444    15903 SH       SOLE                    15903
Abbott Laboratories            COM              002824100     2589    44960 SH       SOLE                    44960
Air Products & Chemicals Inc.  COM              009158106      238     3480 SH       SOLE                     3480
American Express Company       COM              025816109     3579   101025 SH       SOLE                   101025
Amgen Inc.                     COM              031162100      261     4400 SH       SOLE                     4400
Anheuser-Busch Cos.            COM              035229103    10203   157260 SH       SOLE                   157260
Apache Corporation             COM              037411105     3082    29559 SH       SOLE                    29559
Apple Inc.                     COM              037833100      859     7555 SH       SOLE                     7555
Automatic Data Processing, Inc COM              053015103      239     5600 SH       SOLE                     5600
BHP Billiton Ltd. ADR          COM              088606108     1366    26273 SH       SOLE                    26273
BP plc ADR                     COM              055622104     1203    23988 SH       SOLE                    23988
Baker Hughes, Inc.             COM              057224107      527     8700 SH       SOLE                     8700
Baxter International, Inc.     COM              071813109      210     3200 SH       SOLE                     3200
Bed Bath & Beyond, Inc.        COM              075896100      240     7650 SH       SOLE                     7650
Berkshire Hathaway, Inc. Cl. A COM              084670108    16064      123 SH       SOLE                      123
Berkshire Hathaway, Inc. Cl. B COM              084670207    22990     5231 SH       SOLE                     5231
Bristol-Myers Squibb Co.       COM              110122108      505    24240 SH       SOLE                    24240
Buckeye Partners, L.P.         COM              118230101     3339    90030 SH       SOLE                    90030
Burlington Northern Santa Fe C COM              12189T104     4314    46675 SH       SOLE                    46675
CME Group Inc.                 COM              12572Q105      297      800 SH       SOLE                      800
Canadian Natural Resources Ltd COM              136385101     5966    87140 SH       SOLE                    87140
Canadian Oil Sands Trust       COM              13642L100     7394   202235 SH       SOLE                   202235
CarMax Inc.                    COM              143130102     8771   626480 SH       SOLE                   626480
Caterpillar, Inc.              COM              149123101      974    16335 SH       SOLE                    16335
Cedar Fair Limited Partnership COM              150185106     3658   176630 SH       SOLE                   176630
Chesapeake Energy Corp         COM              165167107      617    17210 SH       SOLE                    17210
Chevron Corp.                  COM              166764100     1985    24066 SH       SOLE                    24066
Cisco Systems Inc.             COM              17275R102      490    21700 SH       SOLE                    21700
Coca-Cola Company              COM              191216100     1795    33941 SH       SOLE                    33941
Colgate Palmolive Co.          COM              194162103      408     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     2341   119255 SH       SOLE                   119255
ConocoPhillips                 COM              20825C104     6932    94629 SH       SOLE                    94629
Devon Energy Corporation       COM              25179M103     3549    38913 SH       SOLE                    38913
Disney (Walt) Co.              COM              254687106     1232    40155 SH       SOLE                    40155
Dover Corporation              COM              260003108     1373    33863 SH       SOLE                    33863
Eli Lilly & Company            COM              532457108      343     7800 SH       SOLE                     7800
Expeditor's International      COM              302130109      360    10345 SH       SOLE                    10345
Exxon Mobil Corporation        COM              30231G102     5908    76070 SH       SOLE                    76070
Fedex Corp.                    COM              31428X106      409     5170 SH       SOLE                     5170
General Electric Co.           COM              369604103     9773   383247 SH       SOLE                   383247
Hain Celestial Group           COM              405217100      344    12500 SH       SOLE                    12500
Healthcare Select Sector SPDR  COM              81369Y209      273     9100 SH       SOLE                     9100
Home Depot, Inc.               COM              437076102      678    26180 SH       SOLE                    26180
IBM Corporation                COM              459200101     1614    13800 SH       SOLE                    13800
Illinois Tool Works Inc.       COM              452308109      271     6088 SH       SOLE                     6088
Intel Corporation              COM              458140100      187    10000 SH       SOLE                    10000
Jacobs Engineering Group, Inc. COM              469814107      366     6730 SH       SOLE                     6730
Johnson & Johnson              COM              478160104    11624   167789 SH       SOLE                   167789
Kinder Morgan Energy Partners, COM              494550106      338     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104     9387   286632 SH       SOLE                   286632
Laboratory Corp. of America Ho COM              50540R409     4447    63990 SH       SOLE                    63990
Leucadia National Corp.        COM              527288104     2199    48400 SH       SOLE                    48400
Loews Corp.                    COM              540424108      355     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      316    13350 SH       SOLE                    13350
M & T Bank Corp.               COM              55261F104     1593    17850 SH       SOLE                    17850
MSCI EAFE Index Fund           COM              464287465      698    12394 SH       SOLE                    12394
McCormick & Co., Inc. Non-Voti COM              579780206      308     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101      787    12750 SH       SOLE                    12750
McGraw Hill Companies          COM              580645109      379    12000 SH       SOLE                    12000
Medtronic Inc.                 COM              585055106      954    19045 SH       SOLE                    19045
Microsoft Corporation          COM              594918104     3042   113964 SH       SOLE                   113964
Mohawk Industries Inc.         COM              608190104     6259    92870 SH       SOLE                    92870
Pepsico, Inc.                  COM              713448108     2928    41086 SH       SOLE                    41086
Pfizer Inc.                    COM              717081103      665    36064 SH       SOLE                    36064
Praxair Inc.                   COM              74005P104      621     8655 SH       SOLE                     8655
Procter & Gamble Company       COM              742718109     7239   103874 SH       SOLE                   103874
Progressive Corporation        COM              743315103      719    41332 SH       SOLE                    41332
Quest Diagnostics Inc          COM              74834L100      207     4000 SH       SOLE                     4000
Rayonier, Inc.                 COM              754907103     1543    32585 SH       SOLE                    32585
Research In Motion             COM              760975102      307     4500 SH       SOLE                     4500
Royal Dutch Shell PLC ADR      COM              780259206      747    12660 SH       SOLE                    12660
S&P Depository Receipts        COM              78462F103     5660    48794 SH       SOLE                    48794
SPDR Gold Trust                COM              78463V107      213     2500 SH       SOLE                     2500
SPDR Lehman Intl Treasury Bond COM              74464a516      249     4800 SH       SOLE                     4800
Schlumberger Ltd.              COM              806857108     9927   127126 SH       SOLE                   127126
State Street Corp.             COM              857477103      252     4424 SH       SOLE                     4424
Stryker Corporation            COM              863667101      218     3500 SH       SOLE                     3500
Telefonos de Mexico            COM              879403780      412    16000 SH       SOLE                    16000
Telmex International           COM              879690105      208    16000 SH       SOLE                    16000
Tyco Int'l. Ltd.               COM              G9143X208      205     5850 SH       SOLE                     5850
US Bancorp                     COM              902973304    10140   281510 SH       SOLE                   281510
USG Corp.                      COM              903293405      415    16230 SH       SOLE                    16230
United Technologies            COM              913017109     1044    17375 SH       SOLE                    17375
Unitedhealth Group Inc.        COM              91324P102     5731   225718 SH       SOLE                   225718
Vanguard Growth ETF            COM              922908736     3026    57950 SH       SOLE                    57950
Vanguard Total Stock Market ET COM              922908769    10557   180900 SH       SOLE                   180900
Wal-Mart Stores, Inc.          COM              931142103      746    12450 SH       SOLE                    12450
Washington Post ""B""          COM              939640108      230      413 SH       SOLE                      413
Wellpoint Inc                  COM              94973V107     6993   149520 SH       SOLE                   149520
Wells Fargo & Company          COM              949746101    14415   384098 SH       SOLE                   384098
Wyeth                          COM              983024100      716    19393 SH       SOLE                    19393
Zimmer Holdings, Inc.          COM              98956P102      727    11264 SH       SOLE                    11264